Investments - Net Gains (Losses) on Derivatives and Investments (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Available-for-sale securities
Realized gains on sale											$ 41,000		$ 169,000		$ 778,000
Realized losses on sale											(429,000)		(88,000)		(196,000)
Credit loss income (expense)											(5,000)		(10,000)		(14,000)
Gross impairments											0		0		(27,000)
Credit loss income (expense) on mortgage loans											(16,000)		62,000		(61,000)
Other											50,000		49,000		(103,000)
Net gains (losses) excluding derivatives and funds withheld assets											(359,000)		182,000		377,000
Net gains (losses) on derivative instruments											707,000		(4,762,000)		(8,323,000)
Net gains (losses) on derivatives and investments	$ (837,000)	$ (5,365,000)	$ (4,199,000)	$ (196,000)	$ 2,938,000	$ (1,566,000)	$ (1,696,000)	$ (420,000)	$ (388,000)	$ (2,840,000)	(3,023,000)	[1]	(5,344,000)	[1]	(6,891,000)
Net gains (losses) on funds withheld reinsurance treaties			(474,000)	555,000	1,077,000	1,028,000	(36,000)	(115,000)	(768,000)	898,000	2,186,000	[1]	(21,000)	[1]	440,000
Total net gains (losses) on derivatives and investments			$ (4,673,000)	$ 359,000	$ 4,015,000	$ (538,000)	$ (1,732,000)	$ (535,000)	$ (1,156,000)	$ (1,942,000)	(837,000)	[1]	(5,365,000)	[1]	(6,451,000)
Derivatives excluding funds withheld under reinsurance treaties
Available-for-sale securities
Net gains (losses) on derivative instruments											(2,664,000)		(5,526,000)		(7,268,000)
Derivatives related to funds withheld under reinsurance treaties
Available-for-sale securities
Net gains (losses) on derivative instruments											3,371,000		764,000		(1,055,000)
Net gains (losses) on funds withheld reinsurance treaties											$ 2,186,000		$ (21,000)		$ 440,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.